Balance Sheet Details	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Details

Note 4 — Balance Sheet Details

Prepaid Expenses

Prepaid expenses consisted of the following as of June 30, 2022 and December 31, 2021:

	As of June 30, 2022	As of December 31, 2021
Prepaid research and development	$217,337	$203,910
Prepaid insurance	720,735	4,842
Prepaid other	74,932	25,799
Total	$1,013,004	$234,551

Accrued Expenses

Accrued expenses consisted of the following as of June 30, 2022 and December 31, 2021:

	As of June 30, 2022	As of December 31, 2021
Accrued license fees	$10,000	$225,000
Accrued research and development	497,022	300,182
Accrued deferred offering costs	187,500	246,236
Accrued compensation	736,380	234,265
Accrued loss contingency	520,000	—
Accrued professional fees	49,000	—
Accrued other	80,490	49,832
Total	$2,080,392	$1,055,515

Note 4 — Balance Sheet Details

Prepaid Expenses

Prepaid expenses consisted of the following as of December 31, 2021 and 2020:

	As of December 31, 2021	As of December 31, 2020
Prepaid research and development	$203,910	$233,532
Prepaid insurance	4,842	4,321
Prepaid other	25,799	5,000
Total	$234,551	$242,853

Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2021 and 2020:

	As of December 31, 2021	As of December 31, 2020
Accrued license fees	$225,000	$—
Accrued research and development	300,182	—
Accrued deferred offering costs	246,236	—
Accrued compensation	234,265	—
Accrued other	49,832	—
Total	$1,055,515	$—